Offerings - Offering: 1	Feb. 20, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.0001 par value per share
Amount Registered | shares	2,150,000
Proposed Maximum Offering Price per Unit	62.05
Maximum Aggregate Offering Price	$ 133,407,500
Fee Rate	0.01531%
Amount of Registration Fee	$ 20,424.69
Offering Note	Consists of 2,150,000 outstanding shares of the registrant’s common stock to be sold by the selling shareholders named in the prospectus contained herein. Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement also covers such additional shares as may hereafter be offered or issued to prevent dilution resulting from stock splits, stock dividends, recapitalizations or certain other capital adjustments. Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Securities Act of 1933, as amended. The price per share and aggregate offering price are based on the average of the high and low prices of the registrant’s common stock on February 12, 2025, as reported on the Nasdaq Global Select Market.Calculated pursuant to Section 6(b) of the Securities Act.